Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Purchase Price of Each Transaction

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.2 million, $0.1 million and $0.1 million as of December 31, 2017, 2016 and 2015, respectively, were expensed as incurred under general and administrative expenses. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of each acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017	Final Tordis Knutsen March 1, 2017
Purchase consideration (1)	$5,764	$33,235	$31,759	$32,983

Less: Fair value of net assets acquired:
Vessels and equipment (2)	96,000	142,457	145,772	145,754
Intangibles: Above market time charter	—	—	1,458	1,468
Cash	5,217	470	3,438	609
Inventories	146	243	190	129
Derivatives assets	—	1,729	226	1,377
Others current assets	125	193	128	1,348
Amounts due from related parties	2	23,599	18,374	20,834
Long-term debt	(59,000)	(111,068)	(114,411)	(114,411)
Long-term debt from related parties	—	(22,706)	(22,703)	(22,960)
Deferred debt issuance	618	867	928	795
Trade accounts payable	(154)	(256)	(187)	(106)
Accrued expenses	(1,185)	(224)	(1,082)	(503)
Prepaid charter and deferred revenue	—	(1,758)	—	—
Amounts due to related parties	(36,005)	(186)	(372)	(1,351)
Income tax payable	—	(125)	—	—

Subtotal	5,764	33,235	31,759	32,983

Difference between the purchase price and fair value of net assets acquired	$—	$—	$—	$—

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Purchase consideration (1)	$20,252	$12,863	$41,186

Less: Fair value of net assets acquired:
Vessels and equipment (2)	116,751	115,000	103,389

Cash	7,146	4,744	4,343
Inventories	307	144	—
Derivatives assets (liabilities)	207	—	(802)
Others current assets	183	188	25
Amounts due from related parties	59	1	935
Long-term debt	(79,950)	(84,275)	(64,470)
Long-term debt from related parties	(24,019)	(20,253)	—
Deferred debt issuance	1,059	—	—
Trade accounts payable	(167)	(94)	(4)
Accrued expenses	(1,179)	(1,555)	(335)
Prepaid charter and deferred revenue	—	(762)	(442)
Amounts due to related parties	(145)	(275)	(1,453)

Subtotal	20,252	12,863	41,186

Difference between the purchase price and fair value of net assets acquired	$—	$—	$—

(1)	The purchase consideration comprises the following:

(U.S. Dollars in thousands)	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017	Final Tordis Knutsen March 1, 2017
Cash consideration paid to KNOT	$2,383	$33,343	$28,109	$31,242
Purchase price adjustments	3,381	(108)	3,650	1,741
Seller’s credit	—	—	—	—
Seller’s loan	—	—	—	—
Purchase price	$5,764	$33,235	$31,759	$32,983

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Cash consideration paid to KNOT (from KNOT)	$(12,019)	$10,472	$38,531
Purchase price adjustments	7,271	2,391	2,655
Seller’s credit	12,981	—	—
Seller’s loan	12,019	—	—
Purchase price	$20,252	$12,863	$41,186

(2)	Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Brasil Knutsen of $260, Lena Knutsen of $2,741, Vigdis Knutsen of $2,709, Tordis Knutsen of $2,753, Raquel Knutsen of $1,663 and Ingrid Knutsen of $1,263. For the Dan Sabia, $389 of the purchase price adjustments were allocated to the vessel.

Brasil Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Brasil Knutsen as if this acquisition had taken place on January 1, 2017. KNOT acquired the Brasil Knutsen from Chevron in July 2017 and the vessel was not operating on any contract at the time KNOT bought the vessel. From July 2017, the Brasil Knutsen operated on short term contracts until it commenced its time charter contract with Galp in November 2017. There are no pro forma figures for the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$223,220
Net income	64,034

Lena Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Lena Knutsen as if this acquisition had taken place on January 1, 2017. Since Lena Knutsen was delivered from the yard in June 2017 and commenced on its time charter contract in September 2017, there are no pro forma figures for the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$220,904
Net income	62,999

Vigdis Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Vigdis Knutsen as if this acquisition had taken place on January 1, 2017. Since Vigdis Knutsen was delivered from the yard in February 2017 and commenced on its time charter contract in April 2017, there are no pro forma figures for the the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$222,354
Net income	63,225

Tordis Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Tordis Knutsen as if this acquisition had taken place on January 1, 2017. Since Tordis Knutsen was delivered from the yard in late 2016 and commenced on its time charter contract in January 2017, there are no pro forma figures for the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$221,198
Net income	66,584

Raquel Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2016 and 2015, giving effect to the Partnership’s acquisition and financing of the Raquel Knutsen as if this acquisition had taken place on January 1, 2015. The Raquel Knutsen was delivered on March 27, 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2016	Unaudited Year Ended December 31, 2015
Revenue	$190,229	$164,477
Net income	65,101	38,401

Ingrid Knutsen Dan Sabia [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2015 giving effect to the Partnership’s acquisition and financing of the Dan Sabia and the Ingrid Knutsen as if these acquisitions had taken place on January 1, 2015. The Dan Sabia and Ingrid Knutsen were delivered on January 9, 2012 and December 2, 2013, respectively.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2015
Revenue	$173,116
Net income	43,810

Anna Knutsen [Member]
Schedule of Purchase Price of Each Transaction

The provisional fair values allocated to each class of identifiable assets of KNOT 30 and the difference between the purchase price and net assets acquired was calculated as follows:

(U.S. $ in thousands)		March 1, 2018
Purchase consideration (1)		$14,637

Less: Fair value of net assets acquired:
Vessel and equipment	120,000
Long-term debt	(106,752)
Capitalized fee financing of the vessel	1,389
Other (2)

Sub total		14,637

Difference between the purchase price and fair value of net assets acquired		$—

(1)	This includes the purchase consideration for KNOT 30 less the assumed bank debt plus certain intercompany balances and capitalized fees related to the financing of the Anna Knutsen, but excluding the post-closing adjustments for working capital and interest rate swaps.
(2)	This information (working capital adjustment) will be available upon finalization of the Anna Knutsen purchase price allocation.